Other Income (Loss), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income (Loss), Net
Gains on marketable securities, realized portion		$ 2,903,786	$ 234,338
Foreign exchange gain (loss)	$ (3,144,228)	613,227	(862,383)
Amortized discounts related to liability for exclusive rights with Baidu		(52,922)	(935,177)
Gains from sale of properties held for sale	720,486	0	118,559
Others	526,846	393,448	393,448
Total other income (loss)	$ (1,896,896)	$ 3,857,539	$ (1,051,215)